Vessels - Schedule of Vessels (Detail) - Seaspan [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Net book value	$ 5,707.1	$ 5,926.3
Vessels [Member]
Property Plant And Equipment [Line Items]
Cost	8,018.5	8,004.0
Accumulated depreciation	2,311.4	2,077.7
Net book value	$ 5,707.1	$ 5,926.3